RODRIGUEZ & ASSOCIATES
Raul N. Rodriguez, Esq.
Sara Mares, Paralegal
1011 Pennsylvania St., Unit B
Denver, Colorado 80203

Telephone: (303) 861-1797	Facsimile: (303) 861-1995 E-mail address: raulnr@msn.com

November 12, 2008

Securities & Exchange Commission
450 5th Street, North West
Washington, D.C. 20549-0404

Re:     Grant Hartford Corporation
          CIK #0001395326

Ladies/Gentlemen:

Pursuant to the requirements of the Securities Act of 1933, I am transmitting herewith the attached Form S-1 in regards to the registration of the common stock of Grant Hartford Corporation.

Very truly yours,

/s/Raul N. Rodriguez, Esq.
Raul N. Rodriguez, Esq.